Audit Information	12 Months Ended
Dec. 31, 2023
Audit Information [Abstract]
Auditor Name	Galaz, Yamazaki, Ruiz Urquiza, S. C.
Auditor Location	Mexico City, Mexico
Auditor Firm ID	1153